Note 15 - Share-based Compensation and Employee Benefit Plans	3 Months Ended	12 Months Ended
	Jun. 30, 2018	Mar. 31, 2018
Notes to Financial Statements
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
(
9
)          S
tock
Based Compensation

The Company has established the
2005
Equity Incentive Plan, which provide for the granting of options and restricted stock for up to
2,850,000
shares of common stock at
100%
of fair market value at the date of grant, with each grant requiring approval by the Board of Directors of the Company. The
2005
Plan has been extended to be effective until
2025.
Option grants under the
2000
Stock Option Plan are
no
longer available. Options granted generally vest in
one
or more installments in a
four
or
five
year period and must be exercised while the grantee is employed by the Company or within a certain period after termination of employment or service arrangement. Options granted to employees shall not
have terms in excess of
10
years from the grant date. Holders of options
may
be granted stock appreciation rights (SARs), which entitle them to surrender outstanding awards for a cash distribution under certain changes in ownership of the Company, as defined in the stock option plan. As of
June 30, 2018,
no
SAR’s have been granted under the option plan. As of
June 30, 2018,
the total number of shares of common stock available for issuance was
437,677.
All outstanding options have a
ten
year life from the date of grant. The Company records compensation cost associated with share-based compensation equivalent to the estimated fair value of the awards over the requisite service period.

Stock
Options

In calculating compensation related to stock option grants, the fair value of each stock option was estimated on the date of grant using the Black-Scholes-Merton option-pricing model and the following weighted average assumptions:

	Three Months Ended
	June 30, 2018	June 2 4 , 2017
Dividend yield	—	—
Expected volatility	92.55%	—
Risk-free interest rate	2.82%	—
Expected term (years)	8.36	—

The computation of expected volatility used in the Black-Scholes-Merton option-pricing model is based on the historical volatility of the Company’s share price. The expected term is estimated based on a review of historical employee exercise behavior with respect to option grants. The risk-free interest rate is based on the U.S. Treasury rates with maturity similar to the expected term of the option on the date of grant.

 A summary of the changes in stock options outstanding for the three
-month period ended
June 30, 2018
and the year ended
March 31, 2018
is as follows:

		Weighted Average	Weighted Average Remaining	Aggregate
	Shares	Exercise Price per share	Contractual Terms (Years)	Intrinsic Value
Outstanding at March 25, 2017	1,104,500	$1.41	6.1	$3
Granted	856,000	0.34	10.0
Forfeited / Expired	(481,800)	1.34
Outstanding at March 31, 2018	1,478,700	$0.56	8.0	$—
Granted	50,000	0.27	10.0
Forfeited / Expired	(31,000)	1.41
Outstanding at June 30, 2018	1,497,700	$0.53	7.8	$—

Exercisable at June 30, 2018	500,650	$0.79	4.4	$—

At June 30, 2018 expected to vest in the future	702,491	$0.40	9.6	$—

As of
June 30, 2018,
there was
$205,000
of total unrecognized compensation cost related to non-vested options. That cost is expected to be recognized over a weighted average period of
3.71
years and will be adjusted for subsequent changes in estimated forfeitures. There were
7,200
options that vested during the quarter ended
June 30, 2018,
and
26,500
options that vested during the quarter ended
June 24, 2017.
The total fair value of options vested during each of the quarters ended
June 30, 2018
and
June 24, 2017
was
$9,052
and
$33,000
respectively. There were
no
options exercised in the
three
-month period ended
June 30, 2018
and
June 24, 2017.
Share based compensation cost related to stock options recognized in operating results for the three
months ended
June 30, 2018
and
June 24, 2017
totaled
$20,000
and
$37,000,
respectively.

Restricted Stock

The Company granted
no
restricted awards (“RSAs”) during the
first
quarter of fiscal
2019.
No
RSAs were granted during the
first
quarter of fiscal
2018.
The RSAs are considered fixed awards as the number of shares and fair value at the grant date is amortized over the requisite service period net of estimated forfeitures. As of
June 30, 2018,
there was
$61,000
of total unrecognized compensation cost related to non-vested RSAs. That cost is expected to be recognized over a weighted average period of
0.87
years and will be adjusted for subsequent changes in estimated forfeitures. Compensation cost recognized for RSAs and unrestricted stock awards in operating results for the three
months ended
June 30, 2018
and
June 24, 2017
totaled
$37,000
and
$9,000,
respectively

A summary of the changes in non-vested RSAs outstanding for the three
-month period ended
June 30, 2018
and the fiscal year ended
March 31, 2018
is as follows:

	Shares	Weighted Average Fair Value
Non-Vested at March 25, 2017	—	$—
Granted	586,950	0.66
Vested	(51,000)	(0.60)
Forfeited or cancelled	(236,000)	(0.68)
Non-Vested at March 31, 2018	299,950	$0.65
Vested	(37,500)	(0.39)
Non-Vested at June 30, 2018	262,450	$0.68

15	Share-based Compensation and Employee Benefit Plans

Share-based Compensation
The Company has established the
2005
Equity Incentive Plan, which provides for the granting of stock options and restricted stock for up to
2,850,000
shares of common stock at
100%
of fair market value at the date of grant, with each grant requiring approval by the Board of Directors of the Company. In
2014,
the term of the
2005
Equity Incentive Plan was extended to
2025.
Options granted generally vest in
one
or more installments in a
four
or
five
year period and must be exercised while the grantee is employed by the Company or within a certain period after termination of employment. Options granted to employees shall not
have terms in excess of
10
years from the grant date. Holders of options
may
be granted stock appreciation rights (SAR), which entitle them to surrender outstanding options for a cash distribution under certain changes in ownership of the Company, as defined in the stock option plan. As of
March 31, 2018,
no
SAR’s have been granted under the option plan. As of
March 31, 2018,
the total number of shares of common stock available for issuance is
456,677.
All outstanding options have a
ten
-year life from the date of grant.

Stock Options

The weighted average grant date fair value of stock options granted during the fiscal years ended
March 31, 2018
and
March 25, 2017
was
$0.93
and
$0.83,
respectively, and was calculated using the following weighted-average assumptions:

Fiscal years ended	March 31, 2018	March 25, 2017
Dividend yield	—	—
Expected volatility	91%	99%
Risk-free interest rate	2.40%	1.45%
Expected term (years)	8.35	8.36

A summary of the changes in stock options outstanding for the fiscal years ended
March 31, 2018
and
March 25, 2017
is presented below:

		Weighted	Weighted Average Remaining
(Dollars in thousands except share prices)	Shares	Average Exercise Price per share	Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding at March 26, 2016	1,592,200	$1.52	6.8	$69
Granted	148,000	0.97
Exercised	—	—
Forfeited / Expired	(635,700)	1.57
Outstanding at March 25, 2017	1,104,500	$1.41	6.1	$3
Granted	856,000	0.34	10.0
Exercised	—	—
Forfeited / Expired	(481,800)	1.34
Outstanding at March 31, 2018	1,478,700	$0.56	8.0	$—

Exercisable at March 31, 2018	524,450	$0.81	4.8	$—

At March 31, 2018, expected to vest in the future	671,805	$0.42	9.8	$—

As of
March 31, 2018,
there was
$215,000
of total unrecognized compensation cost related to non-vested options granted under the
2005
Plan and outside of the
2005
Plan. That cost is expected to be recognized over a weighted average period of
3.9
years and will be adjusted for subsequent changes in estimated forfeitures. There were
143,900
and
272,500
options vested during the fiscal years ended
March 31, 2018
and
March 25, 2017,
respectively. The total fair value of options vested during the fiscal years ended
March 31, 2018
and
March 25, 2017
was
$163,000
and
$315,000,
respectively. There were
no
exercises in fiscal
2018
and
2017.
Share based compensation cost recognized in operating results for the fiscal years ended
March 31, 2018
and
March 25, 2017
totaled
$251,000
and
$257,000,
respectively.

Restricted Stock
The Company granted
586,950
restricted awards during the fiscal year ended
March 31, 2018.
The Company granted
44,500
restricted awards during fiscal
2017.
The restricted stock awards are considered fixed awards as the number of shares and fair value at the grant date are amortized over the requisite service period net of estimated forfeitures. As of
March 31, 2018,
there was
$97,000
of total unrecognized compensation cost related to non-vested awards. That cost is expected to be recognized over a weighted average period of
0.89
years and will be adjusted for subsequent changes in estimated forfeitures. Compensation cost recognized for restricted and unrestricted stock for fiscal
2018
and fiscal
2017
totaled
$107,000
and
$29,000,
respectively.

A summary of the changes in non-vested restricted stock awards outstanding for the fiscal years ended
March 31, 2018
and
March 25, 2017
is presented below:

	Shares	Weighted Average Grant Date Fair Value
Non-vested at March 26, 2016	—	$—
Granted	44,500	0.66
Vested	(44,500)	0.66
Forfeited or cancelled	—	—
Non-vested at March 25, 2017	—	$—
Granted	586,950	0.66
Vested	(51,000)	(0.60)
Forfeited or cancelled	(236,000)	(0.68)
Non-vested at March 31, 2018	299,950	$0.65

401
(k) Plans
The Company has established
401
(k) plans which cover substantially all employees. Participants may
make voluntary contributions to the plans for up to
100%
of their defined compensation. The Company matches a percentage of the participant’s contributions in accordance with the plan. Participants vest ratably in Company contributions over a four
- year period. Company contributions to the plans for fiscal
2018
and
2017
were approximately
$27,000
and
$33,000,
respectively.